Investment Risks	Mar. 25, 2025
Thornburg Investment Grade Bond Managed Account Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher- rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

Thornburg Investment Grade Bond Managed Account Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants, or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Thornburg Investment Grade Bond Managed Account Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund’s investments in derivative instruments involve the risks associated with the securities or other assets underlying those derivatives and also may involve risks different or greater than the risks affecting the underlying assets, including that such instruments may be less liquid that other investments and may be more difficult to value. The Fund’s use of futures contracts exposes the Fund to the risk of loss caused by unanticipated market movements affecting the value of the underlying asset. If those movements are significant enough, the negative impact on the Fund’s asset value could be disproportionately large compared to the size of the Fund’s investment in the futures contract, and could even cause the Fund to lose more than the principal amount invested in such contracts. While the Fund’s use of currency forward contracts is intended to reduce losses associated with changes in the value of foreign currencies, those same currency forward contracts could also have the effect or reducing or eliminating gains that the Fund would have otherwise realized had it not hedged the currency exposure. Furthermore, currency forward contracts are over-the-counter instruments, meaning the Fund is subject to the risk that the counterparty to the forward contract will default or otherwise fail to fulfill its obligations.

Thornburg Investment Grade Bond Managed Account Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in emerging markets, also known as developing countries, because the economies of those markets are usually less diversified, communications, transportation and economic infrastructures are less developed, and emerging markets ordinarily have less established legal, political, business and social frameworks. At times the prices of debt obligations of an issuer in an emerging market may be extremely volatile. An issuer in a developed country may be similarly affected by these emerging markets risks to the extent that the issuer conducts its business in emerging markets.

Thornburg Investment Grade Bond Managed Account Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Thornburg Investment Grade Bond Managed Account Fund | Foreign Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of emerging markets and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by emerging markets.

Thornburg Investment Grade Bond Managed Account Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Thornburg Investment Grade Bond Managed Account Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Thornburg Investment Grade Bond Managed Account Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Thornburg Investment Grade Bond Managed Account Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Thornburg Investment Grade Bond Managed Account Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, and legal developments, and developments affecting specific issuers.

Thornburg Investment Grade Bond Managed Account Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk – To the extent the Fund invests in debt securities of micro-, small-, mid-, or large-cap issuers, it takes on the associated risks, and issuers of different market capitalizations tend to go in and out of favor based on market and economic conditions. Micro-, small-, or mid-cap issuers may have additional risks that result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility, and possible difficulties in valuing or selling these investments. Large-cap issuers may be unable to respond as quickly to market changes and opportunities and may grow at a slower rate. During a period when issuers of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

Thornburg Investment Grade Bond Managed Account Fund | Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Thornburg Investment Grade Bond Managed Account Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk – Fund shares may only be redeemed by Thornburg on behalf of separately managed accounts or by certain managed account program sponsors and not by individual investors. If a significant percentage of the Fund’s shares is owned or controlled by a single managed account shareholder, the Fund is subject to the risk that a redemption by that managed account shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining managed account shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. See also “Purchase and Sale of Fund Shares” in the Fund Summary.

Thornburg Investment Grade Bond Managed Account Fund | Risks Affecting Mortgage-Backed Securities and Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Mortgage-Backed Securities and Asset-Backed Securities – Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Fund, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and extension, and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and the Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates.

While mortgage-backed securities issued by non-governmental issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly. Furthermore, such mortgage-backed securities may be harder to value and less liquid than mortgage-backed securities issued by a government or government agency.

As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities, held by the Fund, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk, and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

Thornburg Investment Grade Bond Managed Account Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Thornburg Investment Grade Bond Managed Account Fund | Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Structured Products Risk – The Fund may invest in collateralized debt obligations (“CDOs”), which are securities backed by, or represent interests in, an underlying pool of assets. CDOs are typically issued in multiple “tranches,” each of which represents a portion of the full economic interest in the underlying assets, and each of which is issued at a specific fixed or floating interest rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a particular tranche of the CDO until all other, more senior tranches are paid in full for that period. While all CDOs are subject to the risks that affect debt obligations generally, the relative riskiness of the Fund’s investment in a CDO will depend largely on the type of collateral in the underlying pool of assets and the tranche of the CDO in which the Fund invests. If, for example, the Fund is invested in a more junior tranche of a CDO, there is a greater risk that distributions from the underlying pool of assets will be insufficient to pay the Fund after all more senior tranches have been paid. Similarly, a CDO backed by less creditworthy assets, such as a CMO or a REMIC backed primarily by subprime mortgages, a CLO backed primarily by below investment grade loans, or a CBO backed primarily by below investment grade bonds, will generally present greater risks for the Fund, because the underlying assets are more likely to default or be downgraded, and the CDO securities themselves are more likely to be harder to value and less liquid. Additionally, with all CDOs, there is a risk that the manager of the special purpose entity that holds the underlying assets may fail in its management responsibilities, which may in turn delay or disrupt the payment of distributions to the Fund.

Thornburg Investment Grade Bond Managed Account Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Thornburg Investment Grade Bond Managed Account Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Thornburg Investment Grade Bond Managed Account Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Thornburg Investment Grade Bond Managed Account Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Thornburg High Income Bond Managed Account Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher- rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

Thornburg High Income Bond Managed Account Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Thornburg High Income Bond Managed Account Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund’s investments in derivative instruments involve the risks associated with the securities or other assets underlying those derivatives and also may involve risks different or greater than the risks affecting the underlying assets, including that such instruments may be less liquid that other investments and may be more difficult to value. The

Fund’s use of futures contracts exposes the Fund to the risk of loss caused by unanticipated market movements affecting the value of the underlying asset. If those movements are significant enough, the negative impact on the Fund’s asset value could be disproportionately large compared to the size of the Fund’s investment in the futures contract, and could even cause the Fund to lose more than the principal amount invested in such contracts. The Fund’s use of credit default swaps may increase the Fund’s overall credit risk because the Fund has exposure not only to the issuer of the underlying obligation, but also to the risk that the swap’s counterparty will default or otherwise fail to fulfill its obligations under the swap. While the Fund’s use of currency forward contracts is intended to reduce losses associated with changes in the value of foreign currencies, those same currency forward contracts could also have the effect of reducing or eliminating gains that the Fund would have otherwise realized had it not hedged the currency exposure. Furthermore, as with credit default swaps, the Fund’s use of currency forward contracts exposes the Fund to the credit risks of the contract’s counterparty.

Thornburg High Income Bond Managed Account Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in emerging markets, also known as developing countries, because the economies of those markets are usually less diversified, communications, transportation and economic infrastructures are less developed, and emerging markets ordinarily have less established legal, political, business and social frameworks. At times the prices of debt obligations of an issuer in an emerging market may be extremely volatile. An issuer in a developed country may be similarly affected by these emerging markets risks to the extent that the issuer conducts its business in emerging markets.

Thornburg High Income Bond Managed Account Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Thornburg High Income Bond Managed Account Fund | Foreign Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Government Obligations Risks – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of emerging markets and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by emerging markets.

Thornburg High Income Bond Managed Account Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Thornburg High Income Bond Managed Account Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Thornburg High Income Bond Managed Account Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Thornburg High Income Bond Managed Account Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Thornburg High Income Bond Managed Account Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments.

Thornburg High Income Bond Managed Account Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk – To the extent the Fund invests in debt securities of micro-, small-, mid-, or large-cap issuers, it takes on the associated risks, and issuers of different market capitalizations tend to go in and out of favor based on market and economic conditions. Micro-, small-, or mid-cap issuers may have additional risks that result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility, and possible difficulties in valuing or selling these investments. Large-cap issuers may be unable to respond as quickly to market changes and opportunities and may grow at a slower rate. During a period when issuers of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

Thornburg High Income Bond Managed Account Fund | Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Thornburg High Income Bond Managed Account Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk – Fund shares may only be redeemed by Thornburg on behalf of separately managed accounts or by certain managed account program sponsors and not by individual investors. If a significant percentage of the Fund’s shares is owned or controlled by a single managed account shareholder, the Fund is subject to the risk that a redemption by that managed account shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining managed account shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. See also “Purchase and Sale of Fund Shares” in the Fund Summary.

Thornburg High Income Bond Managed Account Fund | Risks Affecting Mortgage-Backed Securities and Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Mortgage-Backed Securities and Asset-Backed Securities – Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Fund, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and extension, and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and the Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates.

While mortgage-backed securities issued by non-governmental issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly. Furthermore, such mortgage-backed securities may be harder to value and less liquid than mortgage-backed securities issued by a government or government agency.

As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities, held by the Fund, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk, and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

Thornburg High Income Bond Managed Account Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Thornburg High Income Bond Managed Account Fund | Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Structured Products Risk – The Fund may invest in collateralized debt obligations (“CDOs”), which are securities backed by, or represent interests in, an underlying pool of assets. CDOs are typically issued in multiple “tranches,” each of which represents a portion of the full economic interest in the underlying assets, and each of which is issued at a specific fixed or floating interest rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a particular tranche of the CDO until all other, more senior tranches are paid in full for that period. While all CDOs are subject to the risks that affect debt obligations generally, the relative riskiness of the Fund’s investment in a CDO will depend largely on the type of collateral in the underlying pool of assets and the tranche of the CDO in which the Fund invests. If, for example, the Fund is invested in a more junior tranche of a CDO, there is a greater risk that distributions from the underlying pool of assets will be insufficient to pay the Fund after all more senior tranches have been paid. Similarly, a CDO backed by less creditworthy assets, such as a CMO or a REMIC backed primarily by subprime mortgages, a CLO backed primarily by below investment grade loans, or a CBO backed primarily by below investment grade bonds, will generally present greater risks for the Fund, because the underlying assets are more likely to default or be downgraded, and the CDO securities themselves are more likely to be harder to value and less liquid. Additionally, with all CDOs, there is a risk that the manager of the special purpose entity that holds the underlying assets may fail in its management responsibilities, which may in turn delay or disrupt the payment of distributions to the Fund.

Thornburg High Income Bond Managed Account Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Thornburg High Income Bond Managed Account Fund | Bank Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank Loans Risk – investments in corporate loans made by commercial banks and other financial institutions involve the associated with investments in other types of debt obligations, including credit risk, interest rate risk, liquidity risk, market and economic risk, and prepayment and extension risk (see those risk discussions below). Investments in such loans may also involve additional risks, including: (a) the risk that the loan is not secured by any collateral, or that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate; (b) the risk that a bankruptcy or other court proceeding could delay or limit the ability to collect the principal and interest payments on a loan or adversely affect the Fund’s right to access any collateral securing the loan; (c) increased liquidity risk due to the fact that many such loans are subject to legal or contractual restrictions on resales; (d) exposure to the credit risk of both the underlying borrower and the bank or other financial institution that is administering the loan; (e) the risk that there is limited public information available regarding the loan and the relevant borrower(s); and (f) the risk that the Fund’s sales of bank loans take longer than seven days to settle, in which case the sale proceeds may not be available to meet shareholder redemptions and the Fund may have to sell other investments at a loss to meet those redemptions. Additionally, bank loans may not be considered “securities” and may, therefore, not benefit from the protections of federal securities laws. These risks may be more significant for investments in loans involving so-called “subprime” borrowers, including borrowers that have substantial other debts outstanding or a poor credit history

Thornburg High Income Bond Managed Account Fund | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Thornburg High Income Bond Managed Account Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Thornburg High Income Bond Managed Account Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Thornburg High Income Bond Managed Account Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.